Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2017
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

dated October 24, 2017 to the

PROSPECTUS

dated May 31, 2017, as amended June 21, 2017, of

The Yorktown Funds

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Small Cap Fund – Principal Investment Strategies” on pages 44-45 of the Prospectus:

“The Fund seeks to achieve its investment objective by investing in U.S. listed securities with market capitalization within the range of the targeted benchmark, the Russell 2000 Growth Index. Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in small cap companies. At any given time, the Fund may hold up to 15% of its assets in American Depositary Receipts (ADRs). Typically, the Fund invests in approximately 40-60 stocks that pass the Investment Manager’s stringent quantitative and fundamental criteria.

The Fund’s Investment Manager believes that the Fund is best able to achieve long-term capital appreciation through investments in securities of a core group of businesses and to hold such securities for the long term. The Fund will invest in listed marketable securities, generally, but not exclusively, equity and equity related securities that are traded on U.S. exchanges. ”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Small Cap Fund – Principal Investment Risks” on pages 45-46 of the Prospectus:

“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Small Company Risk. Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Growth Investment Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The investment strategies, practices and risk analysis used by the Investment Manager may not produce the desired results.”

YORKTOWN SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock

SUPPLEMENT

dated October 24, 2017 to the

PROSPECTUS

dated May 31, 2017, as amended June 21, 2017, of

The Yorktown Funds

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Small Cap Fund – Principal Investment Strategies” on pages 44-45 of the Prospectus:

“The Fund seeks to achieve its investment objective by investing in U.S. listed securities with market capitalization within the range of the targeted benchmark, the Russell 2000 Growth Index. Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in small cap companies. At any given time, the Fund may hold up to 15% of its assets in American Depositary Receipts (ADRs). Typically, the Fund invests in approximately 40-60 stocks that pass the Investment Manager’s stringent quantitative and fundamental criteria.

The Fund’s Investment Manager believes that the Fund is best able to achieve long-term capital appreciation through investments in securities of a core group of businesses and to hold such securities for the long term. The Fund will invest in listed marketable securities, generally, but not exclusively, equity and equity related securities that are traded on U.S. exchanges. ”

The following information replaces in its entirety the section appearing under the heading “Section 1 – Fund Summaries – Yorktown Small Cap Fund – Principal Investment Risks” on pages 45-46 of the Prospectus:

“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Small Company Risk. Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Growth Investment Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The investment strategies, practices and risk analysis used by the Investment Manager may not produce the desired results.”

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"The Fund seeks to achieve its investment objective by investing in U.S. listed securities with market capitalization within the range of the targeted benchmark, the Russell 2000 Growth Index. Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of any borrowings for investment purposes) in small cap companies. At any given time, the Fund may hold up to 15% of its assets in American Depositary Receipts (ADRs). Typically, the Fund invests in approximately 40-60 stocks that pass the Investment Manager's stringent quantitative and fundamental criteria.

The Fund's Investment Manager believes that the Fund is best able to achieve long-term capital appreciation through investments in securities of a core group of businesses and to hold such securities for the long term. The Fund will invest in listed marketable securities, generally, but not exclusively, equity and equity related securities that are traded on U.S. exchanges. "
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	“General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Adviser believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Small Company Risk. Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Growth Investment Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Management Risk. The investment strategies, practices and risk analysis used by the Investment Manager may not produce the desired results.”